SCHEDULE Of PURCHASE AND SALE AGREEMENT Of THE DEFERRED CASH PAYMENTS (Details)	1 Months Ended		12 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 31, 2023 COP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Total consideration outstanding, net of discount	$ 2,778,063	$ 11,505,151,984	$ 2,778,063	$ 8,874,753
Discount on future payments			(810,716)
Total consideration outstanding, net of discount			8,219,898
Receivables from the sale of investment properties - short term			4,072,391
Receivables from the sale of investment properties - long term			4,147,507
1st Installment Payment Due in February 2024 [Member]
IfrsStatementLineItems [Line Items]
Total consideration outstanding, net of discount			1,204,082
2nd Installment Payment Due in May 2024 [Member]
IfrsStatementLineItems [Line Items]
Total consideration outstanding, net of discount			1,204,082
3rd Installment Payment Due in August 2024 [Member]
IfrsStatementLineItems [Line Items]
Total consideration outstanding, net of discount			1,204,082
4th Installment Payment Due in November 2024 [Member]
IfrsStatementLineItems [Line Items]
Total consideration outstanding, net of discount			1,204,082
5th Installment Payment Due in February 2025 [Member]
IfrsStatementLineItems [Line Items]
Total consideration outstanding, net of discount			$ 4,214,286